Lincoln Financial Center 150 N. Radnor Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8083

e-Mail: lisa.matson@LFG.com

VIA EDGAR

January 31, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:      Registrant:     Lincoln Advisors Trust

            File Nos.:        033-175622 and 811-22583

Dear Sir or Madam:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 10 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically and effective January 28, 2014.

If you have any questions concerning the attached filling, please do not hesitate to contact the undersigned at 484-583-8083.

Sincerely,

/s/ Lisa Matson

Lisa L.B. Matson

Senior Counsel—Funds Management

cc: Jill R. Whitelaw, Chief Counsel